Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Entity Central Index Key	0000923184
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 31, 2020
Matthews Asia Total Return Bond Fund | Investor Class Shares
Prospectus:
Trading Symbol	MAINX
Matthews Asia Total Return Bond Fund | Institutional Class Shares
Prospectus:
Trading Symbol	MINCX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICPX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCRDX